Annual Fund Operating Expenses - Evercore Equity Fund - Evercore Equity Fund Class	Apr. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.90%